Prepayments and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous current assets [abstract]
Insurance claims receivable, net	$ 419	$ 40
VAT and other credits	2,881	1,084
Deferred insurance premiums	2,426	1,883
Advances to providers	1,287	1,778
Accrued interest receivable	193	0
Other	920	1,391
Total	$ 8,126	$ 6,176